Accrued Payroll and Related Liabilities	12 Months Ended
Aug. 31, 2019
Accrued Payroll and Related Liabilities
Accrued Payroll and Related Liabilities

Note 8: Accrued Payroll and Related Liabilities

Accrued payroll liabilities consisted of the following at August 31, 2019 and 2018:

	August 31,	August 31,
	2019	2018
Accrued Payroll	$1,211,000	$758,000
Accrued Payroll Taxes	6,959,000	3,370,000
Corporate employee accrued paid time off	363,000	287,000
Accrued Payroll and related liabilities	$8,533,000	$4,415,000

Accrued payroll and accrued payroll taxes represent payroll liabilities associated with its client worksite employees as well as corporate employees of the Company.